DISPOSAL OF A SUBSIDIARY (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jul. 31, 2024 CNY (¥)	Feb. 29, 2024 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fair value loss of contingent consideration of Xinjiang Shibang			¥ (656,901)	$ (89,995)
Held-for sale assets and liabilities | Target
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of ownership interest agreed to sell					100.00%
Consideration agreed			1,106,000
Consideration receivable upon sign-off of all related transaction documents					¥ 1,200,000
Consideration receivable upon completion of business registration with related authorities					1,500,000
Consideration receivable upon achieved agreed performance target					¥ 1,600,000
Percentage of consideration receivable upon achieved agreed performance target for each year					25.00%
Threshold cumulative net profit to be achieved by target company during target period			2,000,000
Amount of forecasted cumulative net profits			400,000
Amount of compensation to be paid to acquirer			1,600,000
Discontinued operation, consideration offset			1,600,000
Fair value of contingent consideration			2,700,000
Gain on disposition			¥ 1,145,000
Discontinued Operation, Gain (Loss) on Disposal, Statement of Income or Comprehensive Income [Extensible Enumeration]			Gain (Loss) on Disposition of Stock in Subsidiary	Gain (Loss) on Disposition of Stock in Subsidiary
Proceeds consideration	¥ 394,000	¥ 1,200,000
Fair value loss related to receivables due from the Acquirers			¥ 81,000
Consideration receivable, net			1,025,000
Consideration receivable, net, current			106,000
Consideration receivable, net, noncurrent			919,000
Amount of expected cumulative loss			213,000
Fair value loss of contingent consideration of Xinjiang Shibang			¥ 576,000
Disposal Group, Including Discontinued Operation, Consideration, Upon Achieved Agreed Performance Target, Amount for Each Year					¥ 400,000